Net interest income_Details of interest income (Details)		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of interest income operating [Abstract]
Interest income on financial assets at FVTPL (IFRS 9)	[1]	₩ 50,619,000,000	$ 43,807,000	₩ 54,243,000,000	₩ 0
Interest income on financial assets at FVTPL (IAS 39)	[1]	0	0	0	53,348,000,000
Interest income on financial assets at FVTOCI	[1]	474,751,000,000	410,862,000	280,371,000,000	0
Interest income on available-for-sale ("AFS") financial assets	[1]	0	0	0	239,030,000,000
Interest income on held-to-maturity ("HTM") financial assets	[1]	0	0	0	307,965,000,000
Financial assets at amortized cost:
Securities at amortized cost		436,340,000,000		376,788,000,000	0
Interest on due from banks		141,330,000,000		112,581,000,000
Interest on loans		9,443,740,000,000		8,832,485,000,000
Interest of other receivables		29,990,000,000		28,031,000,000
Sub-total	[1]	10,051,400,000,000	8,698,745,000	9,349,885,000,000	0
Loans and receivables
Interest on due from banks		0		0	83,325,000,000
Interest on loans		0		0	7,835,957,000,000
Interest of other receivables		0		0	31,062,000,000
Sub-total	[1]	0	0	0	7,950,344,000,000
Total		₩ 10,576,770,000,000	$ 9,153,414,000	₩ 9,684,499,000,000	₩ 8,550,687,000,000

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of comprehensive income for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9